COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2022
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE LOSS

NOTE 3-COMPREHENSIVE LOSS

Total Comprehensive Loss for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

	Years ended December 31,
	2022	2021	2020
	(in thousands)
Net loss	$(5,002)	$(5,828)	$(23,676)
Other comprehensive income (loss)
Net Change in Foreign currency translation	(6,495)	(3,726)	1,560
Total comprehensive loss	$(11,497)	$(9,554)	$(22,116)